LOANS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2022
LOANS RECEIVABLE, NET
Schedule of loans receivable, net

	As of	As of
	March 31, 2022	March 31, 2021
	USD	USD
Loans receivable	46,115,732	44,660,186
Allowance for uncollectible loans receivable	(46,115,732)	(39,172,141)
Loans receivable, net - current	—	5,488,045

Schedule of movement of allowance for uncollectible loans receivable

	Year ended	Year ended
	March 31, 2022	March 31, 2021
	USD	USD
Balance at beginning of the year	39,172,141	15,017,029
Provision for allowance of uncollectible loans receivable	5,561,457	22,159,416
Foreign currency translation adjustments	1,382,134	1,995,696
Balance at end of the year	46,115,732	39,172,141